Financial instruments fair value risk - Summary of Reconciliation of Movements in Level 3 Valuations (Details) - Fair value - Level 3 fair value measurements of financial assets and financial liabilities - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Fair Value Measurement of Assets [Line Items]
Assets and liabilities beginning balance	€ 550	€ 373
Gains and losses recognised in income statement	40	(22)
Gains and losses recognised in other comprehensive income	190	75
Purchases and new issues	30	41
Sales and settlements	(62)	83
Assets and liabilities ending balance	€ 748	€ 550